UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares Enhanced Short-Term Bond Active ETF
iShares Managed Futures Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2025
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Enhanced Short-Term Bond Active ETF
CSHP | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Enhanced Short-Term Bond Active ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Short-Term Bond Active ETF	$20	0.20%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.23%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned 5.69% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.34%.
What contributed to performance?
Positive contributions to the Fund’s performance for the period were highlighted by exposure to one-month U.S. Treasury bills. Additional contributors included a tactical allocation to short-term investment grade corporate bonds on a temporary basis as tariff concerns caused credit spreads to widen in early April. Currency-hedged tactical allocations to non-U.S. bonds when they appeared attractive relative to U.S. Treasury bills also contributed positively to performance. Finally, maintaining the Fund’s duration and corresponding interest rate sensitivity close to zero was a significant contributor as the front end of the yield curve sold off on inflation fears in the wake of the U.S. Federal Reserve’s half-point rate cut in September of 2024.
What detracted from performance?
There were no detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 17, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.23%	4.46%
Bloomberg Global Aggregate Bond Index	5.69	5.42
ICE BofA 3-Month U.S. Treasury Bill Index	4.34	4.56
Key Fund statistics
Net Assets	$113,558,596
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$173,323
Portfolio Turnover Rate	0%
The inception date of the Fund was July 17, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	78.3%
Foreign Government Obligations	21.7%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.09%, 11/12/25	62.6%
Canadian Treasury Bill, 2.49%, 11/05/25	21.7%
U.S. Treasury Bill, 3.98%, 12/02/25	5.9%
U.S. Treasury Bill, 4.15%, 11/18/25	5.3%
U.S. Treasury Bill, 4.15%, 11/04/25	4.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Enhanced Short-Term Bond Active ETF
Annual Shareholder Report — October 31, 2025
CSHP-10/25-AR

iShares Managed Futures Active ETF
ISMF | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Managed Futures Active ETF (the “Fund”) for the period of March 12, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Managed Futures Active ETF	$51(a)	0.78%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the abbreviated reporting period beginning March 12, 2025 and ended October 31, 2025, the Fund returned 6.82%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned 5.11% and ICE BofA 3-Month U.S. Treasury Bill Index returned 2.70%.
What contributed to performance?
Positive contributions to performance were led by systematic long positions in developed market equities, particularly the U.S., U.K. and Canada. Strong corporate earnings, optimism around artificial intelligence, and easing macro uncertainty supported equity performance. The Fund’s cash holdings also contributed notably, providing a stable source of attractive short-term yields. Long commodity exposures were also beneficial, highlighted by gold which moved higher on declining real yields, elevated central bank demand and heightened geopolitical risk. Finally, modest gains were realized from long exposure to the U.S. dollar and British pound motivated by favorable trend signals in major currencies.
What detracted from performance?
Within the Fund’s fixed income allocation, long duration exposures in the eurozone and the U.K. weighed on return as inflation remained sticky and central banks in the region delayed rate cuts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 12, 2025 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was March 12, 2025.
Key Fund statistics
Net Assets	$21,364,689
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$89,978
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	75.0%
Money Market Funds	17.7%
Futures	1.4%
Cash	5.3%
Other assets, less liabilities	0.6%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.23%, 11/06/25	33.9%
U.S. Treasury Bill, 3.93%, 04/16/26	33.3%
U.S. Treasury Bill, 4.10%, 02/19/26	32.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Managed Futures Active ETF
Annual Shareholder Report — October 31, 2025
ISMF-10/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Enhanced Short-Term Bond Active ETF	$16,564	$14,800	$0	$0	$10,185	$7,760	$0	$0
iShares Managed Futures Active ETF	$0	$0	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Fund Advisors (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Enhanced Short-Term Bond Active ETF	$10,185	$7,760
iShares Managed Futures Active ETF	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Neil A. Cotty

Henry R. Keizer

Lori Richards

Kenneth L. Urish

Claire A. Walton

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock ETF Trust
• iShares Enhanced Short-Term Bond Active ETF | CSHP | NYSE Arca
• iShares Managed Futures Active ETF | ISMF | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares Enhanced Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Canada — 22.7%
Canadian Treasury Bill, 2.49%, 11/05/25	CAD36,190	$25,795,003
Total Foreign Government Obligations — 22.7% (Cost: $26,316,566)		25,795,003
U.S. Treasury Obligations(a)
U.S. Treasury Bill
3.98%, 12/02/25	$7,000	6,978,141
4.09%, 11/12/25	74,505	74,433,721
4.15%, 11/04/25	5,313	5,312,836
4.15%, 11/18/25	6,318	6,307,809
Total U.S. Treasury Obligations — 81.9% (Cost: $93,010,141)		93,032,507
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(b)(c)	870,000	$870,000
Total Money Market Funds — 0.8% (Cost: $870,000)		870,000
Total Investments — 105.4% (Cost: $120,196,707)		119,697,510
Liabilities in Excess of Other Assets — (5.4)%		(6,138,914)
Net Assets — 100.0%		$113,558,596

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$330,000	$540,000 (a)	$—	$—	$—	$870,000	870,000	$53,607 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
3-Month SOFR	61	03/16/27	$14,775	$(25,981)
3-Month SONIA Index	8	03/16/27	2,539	(635)
				(26,616)
Short Contracts
2-Year U.S. Treasury Note	27	12/31/25	5,623	14,519
3-Month Euro EURIBOR	25	03/15/27	7,060	3,515
3-Month CORRA	46	03/16/27	8,013	4,845
				22,879
				$(3,737)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Enhanced Short-Term Bond Active ETF

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,256,567	CAD	48,293,000	Morgan Stanley & Co. International PLC	12/17/25	$746,349
CAD	12,103,000	USD	8,675,513	UBS AG	12/17/25	(26,699)
						$719,650
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$22,879	$—	$22,879
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$746,349	$—	$—	$746,349
	$—	$—	$—	$746,349	$22,879	$—	$769,228
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$26,616	$—	$26,616
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$26,699	$—	$—	$26,699
	$—	$—	$—	$26,699	$26,616	$—	$53,315

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(94,651)	$—	$(94,651)
Forward foreign currency exchange contracts	—	—	—	137,118	—	—	137,118
	$—	$—	$—	$137,118	$(94,651)	$—	$42,467
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(8,847)	$—	$(8,847)
Forward foreign currency exchange contracts	—	—	—	707,601	—	—	707,601
	$—	$—	$—	$707,601	$(8,847)	$—	$698,754
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,885,034
Average notional value of contracts — short	$18,743,387
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,168,878
Average amounts sold — in USD	$12,338,906
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Enhanced Short-Term Bond Active ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$1,166
Forward foreign currency exchange contracts	746,349	26,699
Total derivative assets and liabilities in the Statement of Assets and Liabilities	746,349	27,865
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(1,166)
Total derivative assets and liabilities subject to an MNA	$746,349	$26,699
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Morgan Stanley & Co. International PLC	$746,349	$—	$—	$—	$746,349

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
UBS AG	$26,699	$—	$—	$—	$26,699

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Foreign Government Obligations	$—	$25,795,003	$—	$25,795,003
U.S. Treasury Obligations	—	93,032,507	—	93,032,507
Money Market Funds	870,000	—	—	870,000
	$870,000	$118,827,510	$—	$119,697,510
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$746,349	$—	$746,349
Interest Rate Contracts	22,879	—	—	22,879
Liabilities
Foreign Currency Exchange Contracts	—	(26,699)	—	(26,699)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Enhanced Short-Term Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Interest Rate Contracts	$(26,616)	$—	$—	$(26,616)
	$(3,737)	$719,650	$—	$715,913

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments
October 31, 2025
iShares Managed Futures Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bill
3.93%, 04/16/26	$5,430	$5,338,314
4.10%, 02/19/26	5,316	5,256,531
4.23%, 11/06/25	5,430	5,428,278
Total U.S. Treasury Obligations — 75.0% (Cost: $16,013,947)		16,023,123
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(b)(c)	3,790,000	3,790,000
Total Money Market Funds — 17.7% (Cost: $3,790,000)		3,790,000
Total Investments — 92.7% (Cost: $19,803,947)		19,813,123
Other Assets Less Liabilities — 7.3%		1,551,566
Net Assets — 100.0%		$21,364,689

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/12/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$3,790,000 (b)	$—	$—	$—	$3,790,000	3,790,000	$83,309	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	129	11/27/25	$1,968	$(50,083)
Low Sulphur Gasoil	1	12/11/25	70	6,561
TOPIX Index	4	12/11/25	864	55,591
10-Year Australian Treasury Bond	17	12/15/25	1,264	(5,687)
S&P/TSE 60 Index	8	12/18/25	2,032	28,376
SPI 200 Index	6	12/18/25	873	(7,796)
10-Year U.S. Treasury Note	15	12/19/25	1,691	(10,454)
E-Mini S&P 500 Index	3	12/19/25	1,031	30,948
FTSE 100 Index	15	12/19/25	1,924	60,180
MSCI Emerging Markets Index	38	12/19/25	2,675	82,902
NASDAQ 100	1	12/19/25	520	24,010
Gold 100 OZ	5	12/29/25	1,998	77,689
Schedule of Investments

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares Managed Futures Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Silver	3	12/29/25	$722	$101,315
				393,552
Short Contracts
WTI Crude Oil	4	11/20/25	244	(2,661)
CAC 40 Index	3	11/21/25	282	452
NSE IFSC Nifty 50 Index	4	11/25/25	207	645
Corn	60	12/12/25	1,295	(62,724)
10-Year Japanese Government Treasury Bonds	6	12/15/25	5,296	28,797
Soybean	16	01/14/26	892	(54,061)
				(89,552)
				$304,000
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	994,000	USD	644,355	BNP Paribas SA	12/17/25	$6,325
AUD	173,000	USD	112,901	Goldman Sachs & Co.	12/17/25	347
BRL	12,001,000	USD	2,173,425	Goldman Sachs & Co.	12/17/25	34,465
CHF	832,000	EUR	897,437	Goldman Sachs & Co.	12/17/25	2,163
INR	18,735,000	USD	210,270	BNP Paribas SA	12/17/25	280
INR	89,132,000	USD	1,000,324	Goldman Sachs & Co.	12/17/25	1,361
MXN	22,506,000	USD	1,194,604	BNP Paribas SA	12/17/25	11,351
NOK	5,395,000	EUR	460,641	Goldman Sachs & Co.	12/17/25	334
SEK	8,486,000	EUR	768,622	BNP Paribas SA	12/17/25	7,433
SEK	28,473,000	EUR	2,590,982	Goldman Sachs & Co.	12/17/25	11,041
USD	98,020	AUD	149,000	BNP Paribas SA	12/17/25	484
USD	5,350,786	AUD	8,100,000	Goldman Sachs & Co.	12/17/25	48,461
USD	22,079	BRL	120,000	Goldman Sachs & Co.	12/17/25	2
USD	4,016,449	CAD	5,520,000	BNP Paribas SA	12/17/25	71,852
USD	1,902,363	CAD	2,637,000	Goldman Sachs & Co.	12/17/25	17,961
USD	1,318,057	EUR	1,126,000	Goldman Sachs & Co.	12/17/25	17,006
USD	1,886,218	GBP	1,401,000	BNP Paribas SA	12/17/25	45,624
USD	1,097,168	GBP	812,000	Goldman Sachs & Co.	12/17/25	30,385
USD	7,152	INR	633,000	BNP Paribas SA	12/17/25	38
USD	1,198,389	INR	106,194,000	Goldman Sachs & Co.	12/17/25	4,957
USD	2,615,903	JPY	386,114,000	BNP Paribas SA	12/17/25	99,660
USD	552,677	JPY	82,404,000	Goldman Sachs & Co.	12/17/25	15,663
USD	512,794	MXN	9,508,000	Goldman Sachs & Co.	12/17/25	3,320
USD	2,209,407	NZD	3,801,000	BNP Paribas SA	12/17/25	30,305
USD	4,690,884	NZD	7,925,000	Goldman Sachs & Co.	12/17/25	147,505
USD	30,029	TWD	911,000	BNP Paribas SA	12/17/25	403
USD	46,198	TWD	1,388,000	Goldman Sachs & Co.	12/17/25	1,060
USD	314,753	ZAR	5,453,000	BNP Paribas SA	12/17/25	1,161
ZAR	9,393,000	USD	531,021	BNP Paribas SA	12/17/25	9,153
ZAR	5,058,000	USD	289,345	Goldman Sachs & Co.	12/17/25	1,532
						621,632
CAD	30,925	USD	22,065	Bank of America N.A.	11/03/25	$(16)
AUD	2,015,000	USD	1,336,604	BNP Paribas SA	12/17/25	(17,569)
AUD	141,000	USD	93,242	Goldman Sachs & Co.	12/17/25	(942)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares Managed Futures Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,932,000	USD	1,283,124	Goldman Sachs & Co.	12/17/25	$(7,805)
CAD	254,000	USD	181,848	BNP Paribas SA	12/17/25	(339)
CAD	2,181,000	USD	1,565,507	Goldman Sachs & Co.	12/17/25	(6,963)
CHF	494,000	EUR	533,989	BNP Paribas SA	12/17/25	(28)
CHF	479,000	USD	610,935	Goldman Sachs & Co.	12/17/25	(12,693)
EUR	1,225,799	CHF	1,139,000	BNP Paribas SA	12/17/25	(6,178)
EUR	58,133	CHF	54,000	Goldman Sachs & Co.	12/17/25	(272)
EUR	6,017	NOK	71,000	BNP Paribas SA	12/17/25	(57)
EUR	543,783	NOK	6,397,000	Goldman Sachs & Co.	12/17/25	(3,183)
EUR	106,574	SEK	1,171,000	BNP Paribas SA	12/17/25	(436)
EUR	1,640,725	SEK	18,017,000	Goldman Sachs & Co.	12/17/25	(5,581)
EUR	5,127,628	USD	6,023,143	BNP Paribas SA	12/17/25	(98,363)
EUR	1,821,000	USD	2,145,014	Goldman Sachs & Co.	12/17/25	(40,917)
GBP	2,173,000	USD	2,945,117	Goldman Sachs & Co.	12/17/25	(90,291)
INR	6,002,000	USD	67,859	BNP Paribas SA	12/17/25	(407)
INR	4,546,000	USD	51,333	Goldman Sachs & Co.	12/17/25	(244)
JPY	42,055,000	USD	277,064	BNP Paribas SA	12/17/25	(2,998)
MXN	12,482,000	USD	677,780	BNP Paribas SA	12/17/25	(8,948)
MXN	16,190,000	USD	871,677	Goldman Sachs & Co.	12/17/25	(4,157)
NOK	31,000	EUR	2,654	BNP Paribas SA	12/17/25	(6)
NOK	1,042,000	USD	104,403	Goldman Sachs & Co.	12/17/25	(1,538)
NZD	5,000	USD	2,991	BNP Paribas SA	12/17/25	(125)
SEK	17,712,000	USD	1,903,889	Goldman Sachs & Co.	12/17/25	(34,700)
TWD	310,000	USD	10,191	BNP Paribas SA	12/17/25	(110)
TWD	1,989,000	USD	66,233	Goldman Sachs & Co.	12/17/25	(1,549)
USD	349,062	AUD	536,000	Goldman Sachs & Co.	12/17/25	(1,808)
USD	418,496	BRL	2,300,000	Goldman Sachs & Co.	12/17/25	(4,648)
USD	44,213	CAD	62,000	Goldman Sachs & Co.	12/17/25	(92)
USD	13,338	INR	1,187,000	BNP Paribas SA	12/17/25	(2)
USD	116,611	INR	10,401,000	Goldman Sachs & Co.	12/17/25	(277)
USD	295,815	NZD	516,000	BNP Paribas SA	12/17/25	(6)
USD	122,795	ZAR	2,140,000	Goldman Sachs & Co.	12/17/25	(273)
ZAR	1,848,000	USD	106,372	BNP Paribas SA	12/17/25	(97)
ZAR	18,849,000	USD	1,087,363	Goldman Sachs & Co.	12/17/25	(3,391)
						(357,009)
						$264,623
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$185,565	$—	$283,104	$—	$28,797	$—	$497,466
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$621,632	$—	$—	$621,632
	$185,565	$—	$283,104	$621,632	$28,797	$—	$1,119,098
Schedule of Investments

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares Managed Futures Active ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$119,446	$—	$57,879	$—	$16,141	$—	$193,466
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$357,009	$—	$—	$357,009
	$119,446	$—	$57,879	$357,009	$16,141	$—	$550,475

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$(53,992)	$—	$767,393	$—	$(163,341)	$—	$550,060
Forward foreign currency exchange contracts	—	—	—	(234,106)	—	—	(234,106)
	$(53,992)	$—	$767,393	$(234,106)	$(163,341)	$—	$315,954
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$66,119	$—	$225,225	$—	$12,656	$—	$304,000
Forward foreign currency exchange contracts	—	—	—	264,623	—	—	264,623
	$66,119	$—	$225,225	$264,623	$12,656	$—	$568,623
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,609,116
Average notional value of contracts — short	$6,602,555
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$21,609,810
Average amounts sold — in USD	$23,162,604
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$77,593
Forward foreign currency exchange contracts	621,632	357,009
Total derivative assets and liabilities in the Statement of Assets and Liabilities	621,632	434,602
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(77,593)
Total derivative assets and liabilities subject to an MNA	$621,632	$357,009

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares Managed Futures Active ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas SA	$284,069	$(135,669)	$—	$—	$148,400
Goldman Sachs & Co.	337,563	(221,324)	—	—	116,239
	$621,632	$(356,993)	$—	$—	$264,639

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$16	$—	$—	$—	$16
BNP Paribas SA	135,669	(135,669)	—	—	—
Goldman Sachs & Co.	221,324	(221,324)	—	—	—
	$357,009	$(356,993)	$—	$—	$16

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations	$—	$16,023,123	$—	$16,023,123
Money Market Funds	3,790,000	—	—	3,790,000
	$3,790,000	$16,023,123	$—	$19,813,123
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$185,565	$—	$—	$185,565
Foreign Currency Exchange Contracts	—	621,632	—	621,632
Interest Rate Contracts	28,797	—	—	28,797
Equity Contracts	166,236	116,868	—	283,104
Liabilities
Commodity Contracts	(119,446)	—	—	(119,446)
Foreign Currency Exchange Contracts	—	(357,009)	—	(357,009)
Interest Rate Contracts	(16,141)	—	—	(16,141)
Schedule of Investments

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares Managed Futures Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Equity Contracts	$(7,796)	$(50,083)	$—	$(57,879)
	$237,215	$331,408	$—	$568,623

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2025

	iShares Enhanced Short-Term Bond Active ETF	iShares Managed Futures Active ETF (Consolidated)
ASSETS
Investments, at value—unaffiliated(a)	$118,827,510	$16,023,123
Investments, at value—affiliated(b)	870,000	3,790,000
Cash	1,353	45,843
Cash pledged for futures contracts	108,000	1,086,000
Foreign currency, at value(c)	34,141	236,584
Receivables:
Securities lending income—affiliated	644	—
Dividends—affiliated	2,489	9,691
Interest—unaffiliated	—	4
Unrealized appreciation on forward foreign currency exchange contracts	746,349	621,632
Total assets	120,590,486	21,812,877
LIABILITIES
Payables:
Investments purchased	6,978,712	—
Investment advisory fees	25,313	13,586
Variation margin on futures contracts	1,166	77,593
Unrealized depreciation on forward foreign currency exchange contracts	26,699	357,009
Total liabilities	7,031,890	448,188
Commitments and contingent liabilities
NET ASSETS	$113,558,596	$21,364,689
NET ASSETS CONSIST OF
Paid-in capital	$113,064,963	$20,028,659
Accumulated earnings	493,633	1,336,030
NET ASSETS	$113,558,596	$21,364,689
NET ASSET VALUE
Shares outstanding	1,137,500	800,000
Net asset value	$99.83	$26.71
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$119,326,707	$16,013,947
(b) Investments, at cost—affiliated	$870,000	$3,790,000
(c) Foreign currency, at cost	$34,285	$236,013
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended October 31, 2025

	iShares Enhanced Short-Term Bond Active ETF	iShares Managed Futures Active ETF(a) (Consolidated)
INVESTMENT INCOME
Dividends—affiliated	$48,723	$83,309
Interest—unaffiliated	3,599,866	387,468
Securities lending income—affiliated—net	4,884	—
Total investment income	3,653,473	470,777
EXPENSES
Investment advisory	174,340	91,731
Interest expense	298	—
Commitment costs	216	15
Total expenses	174,854	91,746
Less:
Investment advisory fees waived	(1,017)	(1,753)
Total expenses after fees waived	173,837	89,993
Net investment income	3,479,636	380,784
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(220,674)	(76)
Forward foreign currency exchange contracts	137,118	(234,106)
Foreign currency transactions	24,045	(5,122)
Futures contracts	(94,651)	550,060
In-kind redemptions—unaffiliated(b)	(6,186)	—
	(160,348)	310,756
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(499,634)	9,176
Forward foreign currency exchange contracts	707,601	264,623
Foreign currency translations	(143)	574
Futures contracts	(8,847)	304,000
	198,977	578,373
Net realized and unrealized gain	38,629	889,129
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,518,265	$1,269,913
(a) For the period from March 12, 2025 (commencement of operations) to October 31, 2025.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Enhanced Short-Term Bond Active ETF		iShares Managed Futures Active ETF (Consolidated)
	Year Ended 10/31/25	Period From 07/17/24(a) to 10/31/24	Period From 03/12/25(a) to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,479,636	$184,479	$380,784
Net realized gain (loss)	(160,348)	(11,187)	310,756
Net change in unrealized appreciation (depreciation)	198,977	17,596	578,373
Net increase in net assets resulting from operations	3,518,265	190,888	1,269,913
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(3,101,520)	(116,457)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	85,501,609	27,565,811	20,094,776
NET ASSETS
Total increase in net assets	85,918,354	27,640,242	21,364,689
Beginning of period	27,640,242	—	—
End of period	$113,558,596	$27,640,242	$21,364,689

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Enhanced Short-Term Bond Active ETF
	Year Ended 10/31/25	Period From 07/17/24(a) to 10/31/24
Net asset value, beginning of period	$100.51	$100.00
Net investment income(b)	4.00	1.42
Net realized and unrealized gain(c)	0.15	0.08
Net increase from investment operations	4.15	1.50
Distributions from net investment income(d)	(4.83)	(0.99)
Net asset value, end of period	$99.83	$100.51
Total Return(e)
Based on net asset value	4.23%	1.51%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%	0.20%(h)
Total expenses after fees waived	0.20%	0.20%(h)
Net investment income	3.99%	4.85%(h)
Supplemental Data
Net assets, end of period (000)	$113,559	$27,640
Portfolio turnover rate(i)	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Managed Futures Active ETF (Consolidated)
Period From 03/12/25(a) to 10/31/25
Net asset value, beginning of period	$25.00
Net investment income(b)	0.53
Net realized and unrealized gain(c)	1.18
Net increase from investment operations	1.71
Net asset value, end of period	$26.71
Total Return(d)
Based on net asset value	6.82%
Ratios to Average Net Assets(e)
Total expenses	0.80%(f)
Total expenses after fees waived	0.78%(f)
Net investment income	3.32%(f)
Supplemental Data
Net assets, end of period (000)	$21,365
Portfolio turnover rate(g)	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Annualized.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares Enhanced Short-Term Bond Active ETF	Enhanced Short-Term Bond Active	Non-diversified
iShares Managed Futures Active ETF(a)	Managed Futures Active	Non-diversified

(a)	The Fund commenced operations on March 12, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements for iShares Managed Futures Active ETF include the accounts of its wholly-owned subsidiary in the Cayman Islands (the "Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with the Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, the Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Fund’s commodity-linked instruments held in the Subsidiary is intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. The Subsidiary has the same investment objective as the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA , the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements

Notes to Financial Statements  (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
Enhanced Short-Term Bond Active	0.20%
Managed Futures Active	0.80
The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to the iShares Enhanced Short-Term Bond Active ETF in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026.  BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
BFA has contractually agreed to waive a portion of its management fees to the iShares Managed Futures Active ETF in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses,
Notes to Financial Statements

Notes to Financial Statements  (continued)
if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
Enhanced Short-Term Bond Active	$1,017
Managed Futures Active	1,753
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Enhanced Short-Term Bond Active	$2,001
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
There were no purchases and sales of investments, excluding short-term securities and in-kind transactions, for the year ended October 31, 2025.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended October 31, 2025, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
Enhanced Short-Term Bond Active	$261,335,720	$131,309,304
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to  nondeductible expenses, income recognized from the Fund's wholly owned subsidiary, realized gains (losses) from in-kind redemptions and undistributed capital gains were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
Enhanced Short-Term Bond Active	$(2,457)	$2,457
Managed Futures Active	(66,117)	66,117
The tax character of distributions paid was as follows:
Fund Name	Year Ended 10/31/25	Period Ended 10/31/24
Enhanced Short-Term Bond Active
Ordinary income	$3,101,520	$116,457
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Enhanced Short-Term Bond Active	$1,094,926	$—	$(101,952)	$(499,341)	$493,633
Managed Futures Active	856,717	381,721	—	97,592	1,336,030

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Enhanced Short-Term Bond Active	$120,196,707	$76,252	$(575,450)	$(499,198)
Managed Futures Active	19,803,947	647,493	(550,475)	97,018
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Fund Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per
Notes to Financial Statements

Notes to Financial Statements  (continued)
annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2025, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Period Ended 10/31/24(a)
Fund Name	Shares	Amount	Shares	Amount
Enhanced Short-Term Bond Active
Shares sold	2,812,500	$280,565,191	275,000	$27,565,811
Shares redeemed	(1,950,000)	(195,063,582)	—	—
	862,500	$85,501,609	275,000	$27,565,811

	Period Ended 10/31/25(b)
Fund Name	Shares	Amount
Managed Futures Active
Shares sold	800,000	$20,094,776

(a)	The Fund commenced operations on July 17, 2024.
(b)	The Fund commenced operations on March 12, 2025.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of October 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Shares
Managed Futures Active	600,000
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
BlackRock ETF Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments (the consolidated statement of assets and liabilities, including the consolidated schedule of investments, for iShares Managed Futures Active ETF), of each of the funds listed in the table below (two of the funds constituting BlackRock ETF Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights (the consolidated financial highlights for iShares Managed Futures Active ETF) for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
iShares Enhanced Short-Term Bond Active ETF(1)
iShares Managed Futures Active ETF(2)
(1) Statement of operations for the year ended October 31, 2025, and statement of changes in net assets for the year ended October 31, 2025 and the period July 17, 2024 (commencement of operations) through October 31, 2024
(2) Consolidated statement of operations and consolidated statement of changes in net assets for the period March 12, 2025 (commencement of operations) through October 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
Fund Name	Federal Obligation Interest
Enhanced Short-Term Bond Active	$2,973,925
Managed Futures Active	302,205
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
Fund Name	Interest Dividends
Enhanced Short-Term Bond Active	$3,470,839
Managed Futures Active	342,102
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
Fund Name	Interest-Related Dividends
Enhanced Short-Term Bond Active	$3,236,269
Managed Futures Active	342,102
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, PA 19103
Administrator, Custodian and Transfer Agent	Legal Counsel
State Street Bank and Trust Company Boston, MA, 02114	Ropes & Gray LLP New York, NY 10036
Distributor	Address of the Trust
BlackRock Investments, LLC New York, NY 10001	100 Bellevue Parkway Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CORRA	Canadian Overnight Repo Rate
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: December 22, 2025